RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of Related Party Balances And Transactions
a.	Balances with related parties:

	December 31,
	2022	2021

Trade accounts receivable	151	289
Trade accounts payable	30	34

b.	Transactions with related parties:

	Year ended December 31,
	2022	2021	2020

Revenues	618	682	514
Purchases, general and administrative expenses	433	334	314
Interest on loans from controlling shareholder	-	-	102